Property and equipment, net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 190,475	¥ 1,369,212	¥ 1,649,663
Less: accumulated depreciation	(128,518)	(923,842)	(899,711)
Total	61,957	445,370	749,952
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	2,845	20,448	37,520
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub total	20,493	147,312	139,119
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	167,137	1,201,452	1,201,452
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub total			¥ 271,572